FIRST INVESTORS FUND FOR INCOME, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126



                                                     May 4, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Fund For Income, Inc.
                           File Nos. 2-38309 and 811-2107

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Fund For Income, Inc. (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 65 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   65  was   filed
electronically with the Commission.

                                       Very truly yours,

                                       FIRST INVESTORS FUND FOR
                                       INCOME, INC.



                                       By:/s/C. Durso
                                          -----------------------------
                                               C. Durso, Vice President